Schedule of information about provisions (Details) $ in Thousands	12 Months Ended
Jun. 30, 2025 CAD ($)
Notes and other explanatory information [abstract]
Beginning of the year
Additions from acquisition (note 19)	2,129
Additions	202
Decrease in liability	(14)
Accretion expense	84
End of the year	$ 2,401